FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of risk management strategy related to hedge accounting [abstract]
Disclosure of fair value of financial instruments [Table Text Block]
31-Dec-19
Liabilities:	Level 1	Level 2	Level 3
Canadian dollar
common share	-	$31,888	-
purchase warrants
31-Dec-18
Liabilities:	Level 1	Level 2	Level 3
Canadian dollar
common share	-	$1,539	-
purchase warrants

Disclosure of detailed information about foreign currency risk [Table Text Block]
	December 31, 2019	December 31, 2018
	Canadian dollar	Canadian dollar
Cash and cash equivalents	36,539	831,348
Advances receivable	66,339	-
Accounts payable and accrued liabilities	(548,604)	(289,994)
Due to related parties	(1,225,436)	(345,872)
Employee retention allowance	(234,471)	(234,471)
Total foreign currency financial assets and liabilities	(1,905,633)	(38,989)
Foreign exchange rate at December 31, 2019	0.7699	0.7330
Total foreign currency financial assets and liabilities in US $	(1,467,147)	(28,579)
Impact of a 10% strengthening of the US $ on net loss	(146,715)	(2,858)

Disclosure of credit risk [Table Text Block]
	December 31,	December 31,
	2019	2018
Cash and cash equivalents	$77,696	$650,902
Advances receivable	$63,895	$50,581
	$141,591	$701,483

Disclosure of detailed information about capital management [Table Text Block]
	December 31,	December 31,
	2019	2018
Share capital	$79,841,286	$79,376,206
Reserves	$8,411,647	$8,221,178
Deficit	$(60,965,897)	$(59,315,152)
Common share purchase warrants	$31,888	$1,539
	$27,318,924	$28,283,771